CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Partners' capital	(Deficit)	[14]	Non-controlling interest— BIPC exchangeable shares		Non-controlling Interest - Exchange LP Units, equity		Non-controlling interest— in operating subsidiaries		Non-controlling interest – Perpetual subordinated notes	Preferred Unitholders Capital		Limited Partners		Limited Partners Partners' capital		Limited Partners (Deficit)		Limited Partners Ownership Changes		Limited Partners Accumulated Other Comprehensive Income		General Partner		General Partner Accumulated Other Comprehensive Income	Non-controlling Interest - Redeemable Partnership Units		Non-controlling Interest - Redeemable Partnership Units Partners' capital	Non-controlling Interest - Redeemable Partnership Units Accumulated Other Comprehensive Income
Balance as at Dec. 31, 2020		$ 21,673.0					$ 638.0		$ 12.0	[1]	$ 13,954.0			$ 1,130.0		$ 4,233.0		$ 5,526.0		$ (2,285.0)		$ 540.0		$ 452.0	[2]	$ 19.0			$ 1,687.0		$ 2,328.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		2,719.0					95.0		3.0	[1]	1,626.0					556.0				556.0						210.0			229.0
Other comprehensive income		260.0					30.0		1.0	[1]	33.0					138.0								138.0	[2]				58.0
Comprehensive income		2,979.0					125.0		4.0	[1]	1,659.0					694.0				556.0				138.0	[2]	210.0			287.0
Issue of equity		2,974.0	[3]				(1,770.0)	[3]	(259.0)	[1]				194.0		545.0	[3]	545.0	[3]										(400.0)	[3]	400.0
Partnership distributions	[4]	(1,190.0)					(115.0)		(7.0)	[1]						(608.0)				(608.0)						(209.0)			(251.0)
Partnership preferred distributions		(67.0)	[4]				(8.0)	[4]						(67.0)		(41.0)	[4]			(41.0)	[4]								(18.0)	[4]
Acquisition of subsidiaries	[5]	2,707.0									2,707.0
Disposition of subsidiaries	[6]	(1,340.0)									(1,340.0)
Subsidiary distributions to non-controlling interest		(955.0)									(955.0)
Acquisition of non-controlling interest	[5]	939.0									(939.0)
Preferred units redeemed	[3]	(206.0)					(2.0)							(186.0)		(13.0)				(13.0)						0.0			(5.0)
Preferred unit issuance		194.0	[2],[5]											194.0	[3]
Other items	[2],[3],[5]	561.0					(1,039.0)		(183.0)	[1]	572.0					892.0		3.0		266.0		890.0		(267.0)		11.0			308.0
Balance as at Dec. 31, 2021		26,391.0					1,369.0		85.0	[1],[7]	15,658.0			1,138.0		5,702.0		6,074.0		(2,125.0)		1,430.0		323.0	[8]	31.0		$ 2.0	2,408.0		2,728.0	$ 137.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		1,375.0					24.0				968.0					101.0				101.0						240.0			42.0
Other comprehensive income		148.0					60.0		2.0	[7]	(258.0)					237.0								237.0	[8]			0.0	107.0			107.0
Comprehensive income		1,523.0					84.0		2.0	[7]	710.0					338.0				101.0				237.0	[8]	240.0			149.0
Issue of equity		13.0	[9]											0.0		13.0	[9]	13.0	[9]
Partnership distributions	[10]	(1,352.0)					(160.0)		(11.0)	[7]						(660.0)				(660.0)						(244.0)			(277.0)
Partnership preferred distributions		(66.0)	[10]				(9.0)	[10]						(50.0)		(38.0)	[10]			(38.0)	[10]								(19.0)	[10]
Disposition of subsidiaries	[11]	(494.0)									(494.0)
Subsidiary distributions to non-controlling interest		(751.0)									(751.0)
Preferred units redeemed	[9]	(243.0)												(220.0)		(14.0)				(14.0)									(9.0)
Issuance of perpetual subordinated notes	[9]	293.0											$ 293.0
Other items	[8],[9]	240.0					5.0		(4.0)	[7]	197.0					31.0		5.0		79.0		26.0		(79.0)					11.0
Balance as at Dec. 31, 2022		25,554.0					1,289.0		72.0	[7],[12]	15,320.0		293.0	918.0		5,372.0		6,092.0		(2,657.0)		1,456.0		481.0	[13]	27.0		2.0	2,263.0		2,728.0	210.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		1,448.0					21.0		2.0	[12]	1,016.0					102.0				102.0						265.0			42.0
Other comprehensive income		879.0					62.0		3.0	[12]	503.0					219.0								219.0	[13]	2.0		2.0	90.0			90.0
Comprehensive income		2,327.0					83.0		5.0	[12]	1,519.0					321.0				102.0				219.0	[13]	267.0			132.0
Issue of equity		763.0	[11],[14]				751.0	[11],[14]						0.0		12.0	[11],[14]	12.0	[11],[14]
Repurchased and cancelled		(25.0)	[14]	$ (25.0)	$ (13.0)											(25.0)	[14]	(12.0)	[14]
Partnership distributions	[10]	(1,453.0)					(176.0)		(9.0)	[12]						(701.0)				(701.0)						(269.0)			(298.0)
Partnership preferred distributions		(63.0)	[15]				(9.0)	[15]						(47.0)		(38.0)	[15]			(38.0)	[15]								(16.0)	[15]
Acquisition of subsidiaries	[16]	9,522.0									9,522.0
Disposition of subsidiaries	[17]	(372.0)									(372.0)
Subsidiary distributions to non-controlling interest		(2,247.0)									(2,247.0)
Issuance of BIPC exchangeable shares																								(5.0)				0.0				(14.0)
Other items	[14]	10.0	[13]				(405.0)	[13]	4.0	[12],[13]	(81.0)	[13]				380.0	[13]	104.0	[13]	61.0	[13]	239.0	[13]	(24.0)	[13]	3.0	[8]		109.0	[13]
Balance as at Dec. 31, 2023		$ 34,016.0					$ 1,533.0		$ 72.0	[12]	$ 23,661.0		$ 293.0	$ 918.0		$ 5,321.0		$ 6,196.0		$ (3,246.0)		$ 1,695.0		$ 676.0	[13]	$ 28.0		$ 4.0	$ 2,190.0		$ 2,628.0	$ 277.0

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business.
[2]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).
[3]	Refer to Note 27, Partnership Capital.
[4]	Refer to Note 29, Distributions.
[5]	Refer to Note 6, Acquisition of Businesses
[6]	Refer to Note 5, Disposition of Businesses.
[7]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[8]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).
[9]	Refer to Note 27, Partnership Capital.
[10]	Refer to Note 29, Distributions.
[11]	Refer to Note 6, Acquisition of Businesses
[12]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[13]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).
[14]	Refer to Note 27, Partnership Capital.
[15]	Refer to Note 29, Distributions.
[16]	Refer to Note 6, Acquisition of Businesses.
[17]	Refer to Note 5, Disposition of Businesses.